Loans Held for Investment - Troubled Debt Restructuring (Details) - Principal Forgiveness	3 Months Ended	12 Months Ended
	Mar. 31, 2022 USD ($) Loans	Dec. 31, 2021 USD ($) Loans
Troubled Debt Restructuring
Number of loans modified | Loans	1	1
Pre-modified recorded carrying value	$ 18,503,470	$ 18,503,470
Post-modified recorded carrying value	$ 13,625,000	$ 13,625,000